Note 5 - Capital Stock (Details Textual) - USD ($)					12 Months Ended
	Sep. 22, 2017	Sep. 02, 2017	Feb. 16, 2015	Feb. 15, 2015	Dec. 31, 2015	Sep. 30, 2017	Dec. 31, 2016
Common Stock, Shares Authorized					100,000,000	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized						0
Stock Redeemed or Called During Period, Shares				19,500,000
Common Stock, Redemption Price Per Share				$ 0.0001
Stock Redeemed or Called During Period, Value				$ 1,950
Stock Issued During Period, Shares, New Issues			13,372,000
Stock Issued During Period, Shares, Issued for Services	21,900,000	1,000,000